Basic and diluted loss per share (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended June 30,		For the six months ended June 30,

	2022	2021 (*)	2022	2021 (*)

	€	€	€	€
Loss attributable to equity holders of the Company	(12,710,159)	(15,202,347)	(28,728,509)	(21,243,974)
Weighted average number of ordinary shares outstanding	33,582,171	33,126,351	33,368,220	27,646,066
Basic and diluted loss per share	(0.38)	(0.46)	(0.86)	(0.77)
(*) This has been revised. Refer to Note 2.1.